HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
(the “Fund”)

Supplement dated December 13, 2012
to the Prospectus dated November 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, Michael Wood-Martin, Director of Japanese Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Wood-Martin contained in the Prospectus are hereby deleted.

Effective immediately, the following replaces the paragraph under “Management” on page thirty-seven (37) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

• Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since 2001.
• Nick Cowley, Fund Manager of American Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.
• John Crawford, Director of Pacific Asian Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2011.
• Andrew Mattock, Fund Manager, Pan Asian Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005.
• Bill McQuaker, Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2006.
• Vincent Musumeci, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.
• Stuart O’Gorman, Director of Technology Investments, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2001.
• Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.
• Ian Warmerdam, Director of Technology Investments, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

Effective immediately, the fourth paragraph of the “Management of the Funds-Portfolio Managers-International Opportunities Fund-Portfolio Management of the Fund’s Sub-portfolios” section with respect to the Fund on page forty-five (45) of the Prospectus will be deleted in its entirety and replaced with the following.

Japan – Vincent Musumeci, Portfolio Manager of Japanese Equities, manages the Japan sub-portfolio of the Fund. Mr. Musumeci joined Henderson Global Investors via the 2011 acquisition of Gartmore and has over 13 years of investment industry experience.

Latin America – Nick Cowley, Fund Manager of American Equities, manages the Latin America sub-portfolio of the Fund. Mr. Cowley joined Henderson Global Investors in 2004 and has over 14 years of investment industry experience.

 HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
(the “Fund”)

Supplement dated December 13, 2012
to the Statement of Additional Information dated November 30, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective immediately, Michael Wood-Martin, Director of Japanese Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Wood-Martin contained in the Statement of Additional Information are hereby deleted.